Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Potentially Dilutive Securities Excluded from Computation of Diluted Weighted-average Shares of Common Stock Outstanding

The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares of common stock outstanding, as they would be anti-dilutive:

	For the Six Months Ended June 30,
	2025	2024

Unvested restricted stock	4,250,000	-
Total	4,250,000	-

	December 31,
	2024	2023

Unvested Restricted stock awards	3,250,000	4,750,000
Total	3,250,000	4,750,000

Schedule of Segment Reporting Information
	Year Ended December 31,	For the period February 9, 2023 (Inception) to December 31,
	2024	2023
Legal fees	$2,619	$8,002
Accounting and other professional fees	2,410	7,285
Other	1,094	435
	$6,123	$15,722

Schedule of Basic and Diluted Net (Loss) Income Per Share

For the six months ended June 30, 2025, and 2024, the components of basic and diluted net (loss) income per share were as follows:

	For the Six Months Ended June 30
	2025	2024
Numerator:
Net income (loss)	$(595,752)	$99

Denominator:
Weighted average shares outstanding, basic	3,207,412	1,654,533
RSUs	-	4,345,467
Weighted average shares - diluted	3,207,412	6,000,000

Net income (loss) per share of common stock - basic	$(0.19)	$0.00
Net income (loss) per share of common - diluted	$(0.19)	$0.00